GOODWILL	12 Months Ended
Dec. 31, 2019
GOODWILL
GOODWILL
9.	GOODWILL

Goodwill, which is not tax deductible, represents the synergy effects of the business combinations. The changes in the carrying amount of goodwill for the years ended December 31, 2018 and 2019 were as follows:

	2018	2019
	RMB (in millions)
Balance at beginning of year	56,246	58,026
Acquisition	1,786	393
Disposals and immaterial others	(6)	(111)

Balance at end of year	58,026	58,308

Goodwill resulting from the business combinations completed in the years ended December 31, 2019 has been allocated to the single reporting unit of the Group. For the years ended December 31, 2017, 2018 and 2019, the Company did not have goodwill impairment. As of December 31, 2019, there had not been any accumulated goodwill impairment provided.